CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss			$ 1,291,894	$ (378,919)	$ (11,284,061)	$ (9,894)	$ (234,600)	$ (1,531,192)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	$ 164,400	$ 1,356,300	(945,300)	616,500	8,877,600	411,000	575,400	1,479,600
Interest earned on marketable securities held in Trust Account				(414,479)	(30,338)	(676,375)		(744,021)
Change in fair value of convertible promissory note - related party					850,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				(129,666)	507	(5,282)		64,365
Accounts payable and accrued expenses				65,716	1,202,878	(49,350)		144,016
Net cash used in operating activities				(231,770)	(383,414)	(329,901)		(587,232)
Net Change in Cash				712,062	(383,414)	(329,901)		(87,232)
Cash - Beginning	$ 382,161		712,062		624,830	712,062	712,062	712,062
Cash - Ending		$ 382,161		712,062	241,416	382,161		624,830
Non-Cash Investing and Financing Activities:
Change in value of ordinary shares subject to possible redemption			$ 1,291,890	$ (321,930)	$ 7,313,510	$ (9,900)	$ (234,600)	$ (1,531,200)